RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)								3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 23, 2020 USD ($)	Sep. 23, 2020 CNY (¥)	Jul. 20, 2020 USD ($)	Jul. 20, 2020 CNY (¥)	Jun. 05, 2020 USD ($)	Jun. 05, 2020 CNY (¥)	Jun. 05, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 05, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Revenue from related party								$ 2,982,883	$ 7,332,968	$ 5,941,348	$ 14,833,298	$ 20,599,228			$ 12,348,492
Trade receivable - related parties															340,026
Lease term										12 months or shorter.		June 30, 2021	June 30, 2021
Jialin Liang [Member]
Related Party Transaction [Line Items]
Advances from related parties	$ 441,000
Interest rate	3.85%	3.85%
RMB | Jialin Liang [Member]
Related Party Transaction [Line Items]
Advances from related parties | ¥		¥ 3,000,000
Fangguan Electronics [Member] | Jialin Liang [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 5,800,000		$ 5,800,000		$ 5,800,000			4,400,000
Fangguan Electronics [Member] | RMB | Jialin Liang [Member]
Related Party Transaction [Line Items]
Due to related parties | ¥																¥ 39,581,883	¥ 39,581,883	¥ 30,000,000
Variable Interest Entities [Member] | Fangguan Electronics [Member]
Related Party Transaction [Line Items]
Revenue from related party															23,872
Keenest [Member]
Related Party Transaction [Line Items]
Ownership percentage								1.40%		1.40%						1.40%
Shenzhen Baileqi S & T [Member]
Related Party Transaction [Line Items]
Ownership percentage								0.80%		0.80%						0.80%
Keenest And Shenzhen Baileqi S&T [Member]
Related Party Transaction [Line Items]
Purchases from related party												1,630,684			1,993,512
Cost of revenue - purchases related party												$ 1,630,684			$ 1,993,512
Keenest And Shenzhen Baileqi S&T [Member] | Ownership [Member]
Related Party Transaction [Line Items]
Ownership percentage												1.90%			1.90%		1.90%	1.90%
Keenest And Shenzhen Baileqi S And T [Member]
Related Party Transaction [Line Items]
Purchases from related party												$ 37,393			$ 911,121
Cost of revenue - purchases related party												$ 37,393			$ 911,156
Keenest And Shenzhen Baileqi S And T [Member] | Ownership [Member]
Related Party Transaction [Line Items]
Ownership percentage												1.10%			1.10%		1.10%	1.10%
Changchun Fangguan Electronics Technology Co., Ltd. [Member] | Changchun Fangguan Photoelectric Display Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related party												$ 0			$ 1,505,387
Cost of revenue - purchases related party												0			1,135,061
Keenest [Member]
Related Party Transaction [Line Items]
Purchases from related party									880,773		1,464,537
Cost of revenue - purchases related party									880,773		1,464,537
Advances from related parties										$ 429,264		357,577			269,498
Shenzhen Baileqi S&T [Member]
Related Party Transaction [Line Items]
Revenue from related party												713,008			671,606
Trade receivable - related parties												0			$ 340,026
Lisite Science [Member] | Office and Warehouse Space [Member]
Related Party Transaction [Line Items]
Annual rent			$ 1,500
Lease renewal term			One year until July 20, 2020.	One year until July 20, 2020.
Lisite Science [Member] | Office and Warehouse Space [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent			$ 1,500
Lease renewal term			One year until July 20, 2020.	One year until July 20, 2020.
Lisite Science [Member] | Office and Warehouse Space [Member] | RMB
Related Party Transaction [Line Items]
Annual rent | ¥				¥ 10,000
Lisite Science [Member] | Office and Warehouse Space [Member] | RMB | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent | ¥				¥ 10,000
Lisite Science [Member] | Office and Warehouse Space [Member]
Related Party Transaction [Line Items]
Annual rent			$ 1,500
Lease renewal term			One year until July 20, 2020.	One year until July 20, 2020.
Lisite Science [Member] | Office and Warehouse Space [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent			$ 1,500
Lease renewal term			One year until July 20, 2020.	One year until July 20, 2020.
Lisite Science [Member] | Office and Warehouse Space [Member] | RMB
Related Party Transaction [Line Items]
Annual rent | ¥				¥ 10,000
Lisite Science [Member] | Office and Warehouse Space [Member] | RMB | Subsequent Event [Member]
Related Party Transaction [Line Items]
Annual rent | ¥				¥ 10,000
Baileqi Electronic [Member] | Baozhu Deng [Member]
Related Party Transaction [Line Items]
Advances from related parties												5,537
Payment to releted party										$ 9,925		$ 5,303
Baileqi Electronic [Member] | Office and Warehouse Space [Member]
Related Party Transaction [Line Items]
Lease term														May 31,2021
Lease renewal term					One more year until May 31, 2021	One more year until May 31, 2021						June 1, 2019 to May 31, 2020.	June 1, 2019 to May 31, 2020.	One more year until May 31,2021
Monthly rent					$ 2,500							$ 2,500		$ 2,500
Baileqi Electronic [Member] | Office and Warehouse Space [Member] | RMB
Related Party Transaction [Line Items]
Monthly rent | ¥						¥ 17,525	¥ 17,525						¥ 17,525
Baozhen Deng [Member] | Liang Zhang [Member]
Related Party Transaction [Line Items]
Payment to releted party											625
Baozhen Deng [Member] | Baileqi Electronic [Member]
Related Party Transaction [Line Items]
Payment to releted party											2,810
Baozhen Deng [Member] | Ownership [Member] | Shenzhen Baileqi Science And Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage								0.80%		0.80%		1.10%				0.80%	1.10%
Changyong Yang [Member] | Lisite Science [Member]
Related Party Transaction [Line Items]
Advances from related parties										$ 4,000		$ 23,063
Changyong Yang [Member] | Ownership [Member] | Shenzhen Keenest Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage								1.40%		1.40%		1.90%				1.40%	1.90%
Yubao Liu [Member] | Well Best [Member]
Related Party Transaction [Line Items]
Advances from related parties										$ 503,475
Payment to releted party											9,028	$ 46,312
Yubao Liu [Member] | Well Best [Member]
Related Party Transaction [Line Items]
Advances from related parties												428,311
Liang Zhang [Member] | Dalian Shizhe New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advances from related parties												625
Zijian Yang [Member] | Dalian Shizhe New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advances from related parties												1,869
Shikui Zhang [Member] | Dalian Shizhe New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advances from related parties										14,000		28,528
Baozhu Deng [Member] | Baileqi Electronic [Member]
Related Party Transaction [Line Items]
Related party borrowed												5,303
Payment to releted party											5,303	7,585
Shizhe New Energy [Member] | Liang Zhang [Member]
Related Party Transaction [Line Items]
Advances from related parties												625
Shizhe New Energy [Member] | Zijian Yang [Member]
Related Party Transaction [Line Items]
Advances from related parties												1,869
Payment to releted party											1,869
Shizhe New Energy [Member] | Shikui Zhang [Member]
Related Party Transaction [Line Items]
Advances from related parties											16,548
Jialin Liang [Member] | Fangguan Electronics [Member]
Related Party Transaction [Line Items]
Annual rent												470,000
Jialin Liang [Member] | Fangguan Electronics [Member] | RMB
Related Party Transaction [Line Items]
Annual rent | ¥													¥ 3,200,000
Well Best [Member] | Yubao Liu [Member]
Related Party Transaction [Line Items]
Trade receivable - related parties								$ 272,785		272,785		$ 349,519
Well Best [Member] | RMB | Yubao Liu [Member]
Related Party Transaction [Line Items]
Trade receivable - related parties | ¥																¥ 1,784,069	¥ 2,474,417
Shenzhen Baileqi S & T [Member]
Related Party Transaction [Line Items]
Purchases from related party									0		37,495
Cost of revenue - purchases related party									0		37,495
Revenue from related party								$ 330,435	$ 0	$ 0	$ 644,392